Business Combination - Summary of Net cash Outflows From The Business Combination (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Net cash outflows from the business combination [Abstract]
Cash paid for the acquisition	₩ 10,000	₩ 156,700
Less : Cash and cash equivalents received	0	(2,389)
Net cash outflows from the business combination	₩ 10,000	₩ 154,311